Fair Value Measurements - Additional Information (Detail)	Dec. 31, 2016	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 01, 2016 vessel
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative assets		$ 2,973,000	$ 4,226,000
TIL
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative assets			$ 0
Time-charter Swap
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Aframax equivalent vessel percent				55.00%
Aframax equivalent vessel | vessel				2
Warrant | TIL
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility rate	47.83%